TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information, as supplemented

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Transamerica Janus Balanced VP (the “portfolio”)

Effective April 1, 2021, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Janus Balanced VP relating to Janus Capital Management LLC under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Janus Capital Management LLC
Portfolio Managers:

Jeremiah Buckley, CFA	Portfolio Manager	since 2015

Michael Keough	Portfolio Manager	since 2019

Greg Wilensky, CFA	Portfolio Manager	since 2020

Effective April 1, 2021, the following replaces the information in the Prospectus relating to Janus Capital Management LLC under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Janus Balanced VP

Name	Sub-Adviser	Positions Over Past Five Years
Jeremiah Buckley, CFA	Janus Capital Management LLC	Portfolio Manager of the portfolio since 2015; Portfolio Manager of Janus Capital Management LLC since 1998; Executive Vice President

Michael Keough	Janus Capital Management LLC	Portfolio Manager of the portfolio since 2019; Portfolio Manager and analyst of Janus Capital Management LLC since 2007; Executive Vice President

Greg Wilensky, CFA	Janus Capital Management LLC	Portfolio Manager of the portfolio since 2020; Director and Lead Portfolio Manager of Janus Capital Management LLC the U.S. Multi-Sector Fixed Income Team at Alliance since 2007

Effective April 1, 2021, the following replaces the information in the Statement of Additional Information under the section in “Appendix B - Portfolio Managers – Janus Capital Management, LLC (“Janus”)”:

Transamerica Janus Balanced VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Jeremiah Buckley, CFA	9	$33.18 billion	8	$5.69 billion	17	$2.23 billion
Michael Keough	7	$32.08 billion	10	$6.96 billion	22	$4.22 billion
Greg Wilensky, CFA	N/A	N/A	N/A	N/A	N/A	N/A
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Jeremiah Buckley, CFA	0	$0	0	$0	1	$0
Michael Keough	0	$0	0	$0	1	$4.87 billion
Greg Wilensky, CFA	N/A	N/A	N/A	N/A	N/A	N/A

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Investors Should Retain this Supplement for Future Reference

March 16, 2021